Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 30,199	$ 82,872	$ 57,603